Subsequent Events (Details) - USD ($)													3 Months Ended		9 Months Ended			10 Months Ended	12 Months Ended
	May 15, 2024	May 06, 2024	Mar. 26, 2024	Mar. 26, 2024	Mar. 20, 2024	Mar. 15, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Oct. 07, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 13, 2023	Dec. 11, 2023	Dec. 05, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 07, 2024
Subsequent Events [Line Items]
Amount withdrew from trust account			$ 1,049,360	$ 1,049,360		$ 1,049,360											$ 2,497,250	$ 3,049,360
Income tax payments															$ 1,447,900			$ 317,900	$ 317,900	$ 317,900
Installment payments															$ 1,130,000	$ 1,130,000
Additional amount in to the trust account			$ 36,285.07	$ 36,285.07		$ 36,285.07
Deferred compensation													$ 132,500						132,500
Service fees													7,500						7,500
Cash deposited in Trust Account					$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 1,175,644	$ 80,000					$ 560,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Deposit into trust account		$ 20,000
Cash deposited in Trust Account									$ 20,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Subscription agreement	$ 1,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Subscription agreement	$ 975,000
Common Class A [Member]
Subsequent Events [Line Items]
Redemption of Share (in Shares)													200,000,000					200,000,000	200,000,000
Par value per share (in Dollars per share)													$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Deposits																					$ 20,000
Common stock outstanding per share (in Dollars per share)																					$ 0.02
Cash deposited in Trust Account		$ 20,000
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Redemption of Share (in Shares)																					481,865
Par value per share (in Dollars per share)																					$ 0.0001